NATURE OF OPERATIONS	12 Months Ended
Jun. 26, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1. NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

MedMen Enterprises Inc. (“MedMen Enterprises” or the “Company”), formerly known as Ladera Ventures Corp., was incorporated under the Business Corporations Act (British Columbia) on May 21, 1987. The Company’s Class B Subordinate Voting Shares are listed on the Canadian Securities Exchange under the symbol “MMEN”, on the OTCQX under the symbol “MMNFF”, on the Frankfurt Stock Exchange under the symbol “OJS.F”, on the Stuttgart Stock Exchange under the symbol “OJS.SG”, on the Munich Stock Exchange under the symbol “OJS.MU”, on the Berlin Stock Exchange under the symbol “OJS.BE” and on the Dusseldorf Stock Exchange under the symbol “OJS.DU”. The head office and principal address of the Company is 10115 Jefferson Boulevard, Culver City, California 90232. The Company’s registered and records office address is 885 West Georgia Street, Suite 2200, Vancouver, British Columbia Canada V6C 3E8. The Company operates through its principal wholly-owned subsidiaries, MM CAN USA, Inc., a California corporation (“MM CAN” or “MedMen Corp”), and MM Enterprises USA, LLC, a Delaware limited liability company (“MM Enterprises USA”).

MM CAN was converted into a California corporation (from a Delaware corporation) on May 16, 2018 and is based in Culver City, California. The head office and principal address of MM CAN is 10115 Jefferson Boulevard, Culver City, California 90232.

MM Enterprises USA was formed on January 9, 2018 and is based in Culver City, California. The head office and principal address of MM Enterprises USA is 10115 Jefferson Boulevard, Culver City, California 90232. MM Enterprises USA was formed as a joint venture whose contributors were MMMG, LLC (“MMMG”); MedMen Opportunity Fund, LP (“Fund I”); MedMen Opportunity Fund II, LP (“Fund II”), The MedMen of Nevada 2, LLC (“MMNV2”); DHSM Investors, LLC (“DHS Owner”); and Bloomfield Partners Utica, LLC (“Utica Owner”) (collectively, the “MedMen Group of Companies”).

On January 24, 2018, pursuant to a Formation and Contribution Agreement (the “Agreement”), a roll-up transaction was consummated whereby the assets and liabilities of The MedMen Group of Companies were transferred into MM Enterprises USA. In return, the MedMen Group of Companies received 217,184,382 MM Enterprises USA Class B Units. The Agreement was entered into by and among MM Enterprises Manager, LLC, the sole manager of MM Enterprises USA; MMMG; Fund I; Fund II; MMNV2; DHS Owner; and Utica Owner.